Results for the year (Tables)	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Gross-To-Net Sales Reconciliation

Gross-to-net sales reconciliation
DKK million	2019	2018	2017

Gross sales	270,431	230,701	216,174

US Managed Care and Medicare	(84,202)	(65,207)	(53,077)
US wholesaler charge-backs	(33,772)	(29,469)	(28,324)
US Medicaid rebates	(14,365)	(11,950)	(12,491)
Other US discounts and sales returns	(8,280)	(6,606)	(5,771)
Non-US rebates, discounts and sales returns	(7,791)	(5,638)	(4,815)

Total gross-to-net sales adjustments	(148,410)	(118,870)	(104,478)

Net sales	122,021	111,831	111,696

Provisions for Sales Rebates

Provisions for sales rebates
DKK million	2019	2018	2017

At the beginning of the year	25,760	20,374	20,063
Additional provisions, including increases to existing provisions	102,782	82,631	63,880
Amount paid during the year	(98,655)	(78,647)	(61,059)
Adjustments, including unused amounts reversed during the year	381	386	(117)
Effect of exchange rate adjustment	610	1,016	(2,393)

At the end of the year	30,878	25,760	20,374

Provisions
DKK million	Provisions for sales rebates	Provisions for legal disputes	Provisions for product returns	Other provisions[1]	2019 total	2018 total

At the beginning of the year	25,760	1,860	869	1,064	29,553	24,057
Additional provisions, including increases to existing provisions	102,782	650	679	510	104,621	83,337
Amount used during the year	(98,655)	(4)	(424)	(161)	(99,244)	(79,243)
Adjustments, including unused amounts reversed during the year	381	(156)	(48)	(29)	148	314
Effect of exchange rate adjustment	610	25	6	14	655	1,088

At the end of the year	30,878	2,375	1,082	1,398	35,733	29,553

Non-current liabilities[2]	551	2,375	300	1,387	4,613	3,392
Current liabilities	30,327	—	782	11	31,120	26,161

1.	Other provisions consists of various types of provision, including obligations in relation to employee benefits such as jubilee benefits, company-owned life insurance, etc.

2.
For non-current liabilities, provision for sales rebates is expected to be settled after one year, provisions for product returns will be utilised in 2021 and 2022. In the case of provisions for legal disputes, the timing of settlement cannot be determined.

Information by Business Segment

Business segments
DKK million	2019	2018	2017	2019	2018	2017	2019	2018	2017

Segment sales	Diabetes and Obesity care			Biopharm			Total

Long-acting insulin	20,776	20,844	22,174
- of which Tresiba®	9,259	8,035	7,327
- of which Xultophy®	2,210	1,614	729
- of which Levemir®	9,307	11,195	14,118
Premix insulin	10,578	10,194	10,749
- of which Ryzodeg®	993	714	492
- of which NovoMix®/NovoLog Mix®	9,585	9,480	10,257
Fast-acting insulin	19,303	19,353	20,124
- of which Fiasp®	1,243	590	99
- of which NovoRapid®/NovoLog®	18,060	18,763	20,025
Human insulin	9,036	9,265	9,793

Total insulin	59,693	59,656	62,840
Victoza®	21,934	24,333	23,173
Ozempic®	11,237	1,796	—
Rybelsus®	50	—	—

Total GLP-1	33,221	26,129	23,173
Other Diabetes care	4,247	4,250	4,302

Total Diabetes care	97,161	90,035	90,315
Obesity care (Saxenda®)	5,679	3,869	2,562

Diabetes and Obesity care total sales	102,840	93,904	92,877

Haemophilia				10,281	9,576	10,469
- of which NovoSeven®				8,119	7,881	9,206
- of which NovoEight®				1,525	1,354	1,103
Growth disorders (Norditropin®)				7,275	6,834	6,655
Other Biopharm				1,625	1,517	1,695

Biopharm total sales				19,181	17,927	18,819

Segment key figures
Total net sales	102,840	93,904	92,877	19,181	17,927	18,819	122,021	111,831	111,696
Cost of goods sold	16,309	14,716	15,014	3,779	2,901	2,618	20,088	17,617	17,632
Sales and distribution costs	28,729	26,396	25,475	3,094	3,001	2,865	31,823	29,397	28,340
Research and development costs	12,128	12,222	11,358	2,092	2,583	2,656	14,220	14,805	14,014
Administrative costs	3,346	3,266	3,143	661	650	641	4,007	3,916	3,784
Other operating income, net	309	538	466	291	614	575	600	1,152	1,041

Operating profit	42,637	37,842	38,353	9,846	9,406	10,614	52,483	47,248	48,967
Operating margin	41.5%	40.3%	41.3%	51.3%	52.5%	56.4%	43.0%	42.2%	43.8%
Depreciation, amortisation and impairment losses expensed	3,916	3,210	2,536	1,745	715	646	5,661	3,925	3,182
Additions to Intangible assets and Property, plant and equipment	9,644	9,219	7,565	1,518	3,107	2,226	11,162	12,326	9,791
Assets allocated to business segments	86,700	71,706	61,542	16,514	17,542	14,994	103,214	89,248	76,536
Non-allocated assets[1]							22,398	21,521	25,819
Total assets							125,612	110,769	102,355

1.
The part of total assets that remains unallocated to either of the two business segments includes investments in associated companies, deferred income tax assets, other financial assets, tax receivables, derivative financial instruments and cash at bank.

Research and development costs by business segment (note 2.2)
DKK million	2019	2018	2017

Diabetes and Obesity care	12,128	12,222	11,358
Biopharm	2,092	2,583	2,656

Total	14,220	14,805	14,014

Geographical Areas

Geographical areas (continued)
	2019	2018	2017	2019	2018	2017	2019	2018	2017	2019	2018	2017

	International Operations (continued)						North America Operations

DKK million	Region Japan & Korea			Region Latin America			Total			Of which the US

Sales by business segment:
Long-acting insulin	930	857	872	800	708	726	11,741	12,902	14,758	11,271	12,600	14,466
- of which Tresiba®	821	751	739	478	414	377	5,782	5,271	4,982	5,500	5,192	4,970
- of which Xultophy®	11	—	—	70	20	—	717	529	162	708	528	162
- of which Levemir®	98	106	133	252	274	349	5,242	7,102	9,614	5,063	6,880	9,334
Premix insulin	722	650	697	123	122	143	871	1,332	1,790	839	1,294	1,743
- of which Ryzodeg®	457	351	253	35	32	30	—	—	—	—	—	—
- of which NovoMix®/NovoLog Mix®	265	299	444	88	90	113	871	1,332	1,790	839	1,294	1,743
Fast-acting insulin	790	779	941	407	351	335	8,999	10,021	10,968	8,592	9,634	10,574
- of which Fiasp®	5	—	—	—	—	—	626	233	8	597	211	—
- of which NovoRapid®/NovoLog®	785	779	941	407	351	335	8,373	9,788	10,960	7,995	9,423	10,574
Human insulin	170	187	232	734	695	836	1,675	1,917	1,937	1,552	1,778	1,766

Total insulin	2,612	2,473	2,742	2,064	1,876	2,040	23,286	26,172	29,453	22,254	25,306	28,549
Victoza®	748	614	590	631	544	500	14,685	18,093	17,465	14,217	17,561	16,929
Ozempic®	—	—	—	174	—	—	10,094	1,757	—	9,599	1,634	—
Rybelsus®	—	—	—	—	—	—	50	—	—	50	—	—

Total GLP-1	748	614	590	805	544	500	24,829	19,850	17,465	23,866	19,195	16,929
Other Diabetes care	421	368	376	68	66	58	858	890	943	705	733	782

Total Diabetes care	3,781	3,455	3,708	2,937	2,486	2,598	48,973	46,912	47,861	46,825	45,234	46,260
Obesity care (Saxenda®)	282	175	—	656	410	277	3,596	2,658	1,993	3,348	2,446	1,828

Diabetes and Obesity care total	4,063	3,630	3,708	3,593	2,896	2,875	52,569	49,570	49,854	50,173	47,680	48,088

Haemophilia	560	557	681	1,035	858	558	4,335	4,004	5,023	4,031	3,723	4,852
- of which NovoSeven®	377	400	497	959	837	543	3,617	3,457	4,609	3,454	3,278	4,451
- of which NovoEight®	116	135	169	76	21	15	382	308	315	358	291	315
Growth disorders	1,746	1,538	1,579	286	251	263	3,050	2,834	2,550	3,035	2,823	2,543
Other Biopharm	84	72	104	2	4	3	503	500	582	247	262	348

Biopharm total	2,390	2,167	2,364	1,323	1,113	824	7,888	7,338	8,155	7,313	6,808	7,743

Total sales by business and geographical segment	6,453	5,797	6,072	4,916	4,009	3,699	60,457	56,908	58,009	57,486	54,488	55,831

Total sales growth as reported	11.3%	(4.5%)	(2.5%)	22.6%	8.4%	3.0%	6.2%	(1.9%)	(2.1%)	5.5%	(2.4%)	(2.4%)

Property, plant and equipment	436	201	146	702	615	668	19,579	13,040	7,318	19,531	13,023	7,298
Trade receivables, net	495	504	279	1,047	914	862	14,404	12,902	10,742	13,999	12,643	10,517
Allowance for doubtful trade receivables	(7)	(5)	(5)	(301)	(246)	(211)	(13)	(12)	(32)	(13)	(12)	(32)
Total assets	1,543	1,503	1,304	3,442	2,952	3,036	40,071	30,349	20,612	39,460	29,732	20,180

Geographical areas
	2019	2018	2017	2019	2018	2017	2019	2018	2017	2019	2018	2017

	International Operations

DKK million	Total International Operations			Region Europe			Region AAMEO			Region China

Sales by business segment:
Long-acting insulin	9,035	7,942	7,416	4,720	4,282	3,895	1,526	1,281	1,229	1,059	814	694
- of which Tresiba®	3,477	2,764	2,345	1,685	1,246	966	406	337	261	87	16	2
- of which Xultophy®	1,493	1,085	567	1,266	1,007	560	146	58	7	—	—	—
- of which Levemir®	4,065	4,093	4,504	1,769	2,029	2,369	974	886	961	972	798	692
Premix insulin	9,707	8,862	8,959	1,595	1,701	1,878	2,961	2,606	2,686	4,306	3,783	3,555
- of which Ryzodeg®	993	714	492	68	56	26	429	275	183	4	—	—
- of which NovoMix®/NovoLog Mix®	8,714	8,148	8,467	1,527	1,645	1,852	2,532	2,331	2,503	4,302	3,783	3,555
Fast-acting insulin	10,304	9,332	9,156	4,732	4,558	4,366	2,622	2,194	2,261	1,753	1,450	1,253
- of which Fiasp®	617	357	91	585	357	91	27	—	—	—	—	—
- of which NovoRapid®/NovoLog®	9,687	8,975	9,065	4,147	4,201	4,275	2,595	2,194	2,261	1,753	1,450	1,253
Human insulin	7,361	7,348	7,856	1,380	1,580	1,770	2,230	2,065	1,922	2,847	2,821	3,096

Total insulin	36,407	33,484	33,387	12,427	12,121	11,909	9,339	8,146	8,098	9,965	8,868	8,598
Victoza®	7,249	6,240	5,708	3,967	3,720	3,451	1,005	841	858	898	521	309
Ozempic®	1,143	39	—	965	39	—	4	—	—	—	—	—
Rybelsus®	—	—	—	—	—	—	—	—	—	—	—	—

Total GLP-1	8,392	6,279	5,708	4,932	3,759	3,451	1,009	841	858	898	521	309
Other Diabetes care	3,389	3,360	3,359	562	579	605	691	675	754	1,647	1,672	1,566

Total Diabetes care	48,188	43,123	42,454	17,921	16,459	15,965	11,039	9,662	9,710	12,510	11,061	10,473
Obesity care (Saxenda®)	2,083	1,211	569	334	207	102	802	418	190	9	1	—

Diabetes and Obesity care total	50,271	44,334	43,023	18,255	16,666	16,067	11,841	10,080	9,900	12,519	11,062	10,473

Haemophilia	5,946	5,572	5,446	2,762	2,781	2,828	1,305	1,177	1,163	284	199	216
- of which NovoSeven®	4,502	4,424	4,597	1,767	1,944	2,245	1,130	1,049	1,097	269	194	215
- of which NovoEight®	1,143	1,046	788	790	776	551	146	109	52	15	5	1
Growth disorders	4,225	4,000	4,105	1,466	1,511	1,572	691	680	676	36	20	15
Other Biopharm	1,122	1,017	1,113	779	721	722	252	216	279	5	4	5

Biopharm total	11,293	10,589	10,664	5,007	5,013	5,122	2,248	2,073	2,118	325	223	236

Total sales by business and geographical segment	61,564	54,923	53,687	23,262	21,679	21,189	14,089	12,153	12,018	12,844	11,285	10,709

Total sales growth as reported	12.1%	2.3%	2.2%	7.3%	2.3%	2.5%	15.9%	1.1%	3.8%	13.8%	5.4%	2.4%

Property, plant and equipment	30,972	28,851	27,929	26,730	25,500	24,665	1,003	723	566	2,101	1,812	1,884
Trade receivables, net	10,508	9,884	9,423	3,611	3,388	3,273	3,595	3,237	3,468	1,760	1,841	1,541
Allowance for doubtful trade receivables	(1,471)	(1,358)	(1,262)	(196)	(241)	(223)	(967)	(866)	(823)	—	—	—
Total assets	85,541	80,420	81,743	67,007	64,327	65,600	6,729	5,635	5,876	6,820	6,003	5,927

Research and Development Costs

Research and development costs
DKK million	2019	2018	2017

Employee costs (note 2.4)	5,968	6,288	5,848
Amortisation and impairment losses, intangible assets (note 3.1)	522	769	211
Depreciation and impairment losses, property, plant and equipment	783	468	525
(note 3.2)
Other research and development costs	6,947	7,280	7,430

Total research and development costs	14,220	14,805	14,014

As percentage of net sales	11.7%	13.2%	12.5%

Employee Costs and Remuneration to Executive Management and Board of Directors

Employee costs
DKK million	2019	2018	2017

Wages and salaries	25,335	25,259	23,869
Share-based payment costs (note 5.1)	363	414	292
Pensions – defined contribution plans	1,910	1,791	1,800
Pensions – defined benefit plans (note 3.6)	151	73	165
Other social security contributions	1,963	1,901	1,910
Other employee costs	2,203	2,087	2,102

Total employee costs for the year	31,925	31,525	30,138
Employee costs capitalised as intangible assets and property, plant and equipment	(1,314)	(1,500)	(1,435)
Change in employee costs capitalised as inventories	(139)	(105)	(91)

Total employee costs in the income statement	30,472	29,920	28,612

Included in the income statement:
Cost of goods sold	8,134	8,164	7,854
Sales and distribution costs	13,463	12,214	11,994
Research and development costs	5,968	6,288	5,848
Administrative costs	2,679	2,755	2,505
Other operating income, net	228	499	411

Total employee costs in the income statement	30,472	29,920	28,612

Average number of full-time employees	42,218	42,881	41,665
Year-end number of full-time employees	42,703	42,672	42,076
Employees (total)	43,258	43,202	42,682

Remuneration to Executive Management and Board of Directors
DKK million	2019	2018	2017

Salary and short-term incentive	120	102	74
Pension	26	22	18
Benefits	14	4	6
Long-term incentive[3]	40	22	7
Severance payments	—	28	—

Executive Management in total[1],[2]	200	178	105

Fee to Board of Directors[2]	19	17	16

Total	219	195	121

1.
Jesper Brandgaard retired from Novo Nordisk in April 2019. Until April 2020 Jesper Brandgaard will continue to provide certain services for Novo Nordisk. Remuneration of Jesper Brandgaard from January to April 2019 is included in the above table. A severance payment of DKK 27.7 million is included in the 2018 amounts.

2.	Total remuneration for registered members of Executive Management amounts to DKK 135 million (DKK 142 million in 2018 and DKK 74 million in 2017). All members of the Board of Directors are registered.

3.	Please refer to note 5.1 for further information.

Income Taxes Expensed and Paid

Income taxes expensed
DKK million	2019	2018	2017

Current tax on profit for the year	11,275	10,469	10,562
Deferred tax on profit for the year	(1,559)	(1,007)	182

Tax on profit for the year	9,716	9,462	10,744
Current tax adjustments recognised for prior years	(191)	(522)	(425)
Deferred tax adjustments recognised for prior years	77	47	231

Income taxes in the income statement	9,602	8,987	10,550

Tax on other comprehensive income for the year, (income)/expense	231	(755)	1,041

Income taxes paid
DKK million	2019	2018	2017

Income taxes paid in Denmark for current year	7,774	6,640	6,798
Income taxes paid outside Denmark for current year	2,258	2,376	2,639
Income taxes paid/repayments relating to prior years	904	598	(336)

Total income taxes paid	10,936	9,614	9,101

Computation of Effective Tax Rate

DKK million	2019	2018	2017

Computation of effective tax rate:
Statutory corporate income tax rate in Denmark	22.0%	22.0%	22.0%
Deviation in foreign subsidiaries’ tax rates compared to the Danish tax rate (net)	(2.1%)	(1.9%)	0.0%
Non-taxable income less non-tax-deductible expenses (net)	0.1%	(0.2%)	0.1%
Others, including adjustment of prior years	(0.2%)	(1.0%)	(0.4%)

Effective tax rate	19.8%	18.9%	21.7%

Deferred Income Tax Assets and Liabilities and Specification of Tax Loss Carry-Forwards

Development in deferred income tax assets and liabilities
DKK million	Property, plant and equipment	Intangible assets	Inventories	Liabilities	Other	Offset within countries	Total

2019
Net deferred tax asset/(liability) at 1 January	(703)	(564)	973	2,402	667	—	2,775
Change in accounting policy, leases	(865)	—	—	865	—		—
Income/(charge) to the income statement	(5)	(155)	820	133	689		1,482
Income/(charge) to other comprehensive income	—	—	18	47	(296)		(231)
Income/(charge) to equity	—	—	—	—	18		18
Disposal of subsidiaries	—	—	—	(18)	—		(18)
Effect of exchange rate adjustment	(18)	1	—	23	9		15

Net deferred tax asset/(liability) at 31 December	(1,591)	(718)	1,811	3,452	1,087	—	4,041

Classified as follows:
Deferred tax asset at 31 December	769	58	3,428	3,580	1,843	(5,557)	4,121
Deferred tax liability at 31 December	(2,360)	(776)	(1,617)	(128)	(756)	5,557	(80)

2018
Net deferred tax asset/(liability) at 1 January	(868)	(500)	833	1,658	(28)	—	1,095
Income/(charge) to the income statement	199	(67)	177	763	(112)		960
Income/(charge) to other comprehensive income	—	—	(37)	(22)	814		755
Income/(charge) to equity	—	—	—	—	(15)		(15)
Effect of exchange rate adjustment	(34)	3	—	3	8		(20)

Net deferred tax asset/(liability) at 31 December	(703)	(564)	973	2,402	667	—	2,775

Classified as follows:
Deferred tax asset at 31 December	694	52	2,490	2,403	833	(3,579)	2,893
Deferred tax liability at 31 December	(1,397)	(616)	(1,517)	(1)	(166)	3,579	(118)